Long-term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Long-Term Investments [Abstract]
Held-to-maturity debt securities	$ 25,811,678	$ 51,070,585
Investment in insurance contracts	42,500,000	29,750,000
Debt securities measured at fair value under fair value option	9,557,200	8,948,600
Others	4,184,894	3,929,739
Long-term investments	$ 82,053,772	$ 93,698,924